Contract revenue - Disaggregation of Contract Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total fee and other revenue	$ 13,218	$ 12,794	$ 12,165
Income from consolidated investment management funds, net of noncontrolling interests	4,441	4,266	4,090
Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	11,454	11,666
Fee and other revenue - not in scope of ASC 606	1,794	1,126
Total fee and other revenue	13,248	12,792	12,202
Asset servicing fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	4,451	4,484
Clearing services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,648	1,615
Issuer services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,130	1,099
Treasury services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	561	554
Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	7,790	7,752
Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,390	3,635
Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	60	60
Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	129	140
Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	85	79
Investment Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	8,013	7,967
Fee and other revenue - not in scope of ASC 606	881	959
Total fee and other revenue	8,894	8,926	8,527
Investment Services | Asset servicing fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	4,365	4,395
Investment Services | Clearing services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,649	1,615
Investment Services | Issuer services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,130	1,099
Investment Services | Treasury services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	560	553
Investment Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	7,704	7,662
Investment Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	17	16
Investment Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	59	61
Investment Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(49)	(51)
Investment Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	282	279
Investment Management | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,440	3,698
Fee and other revenue - not in scope of ASC 606	26	83
Total fee and other revenue	3,466	3,781	3,668
Income from consolidated investment management funds, net of noncontrolling interests	30	(1)	37
Investment Management | Asset servicing fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	85	88
Investment Management | Clearing services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0
Investment Management | Issuer services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0
Investment Management | Treasury services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1	1
Investment Management | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	86	89
Investment Management | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,373	3,619
Investment Management | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	1
Investment Management | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	178	191
Investment Management | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(197)	(202)
Other | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1	1
Fee and other revenue - not in scope of ASC 606	887	84
Total fee and other revenue	888	85	$ 7
Other | Asset servicing fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1	1
Other | Clearing services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(1)	0
Other | Issuer services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0
Other | Treasury services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0
Other | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	1
Other | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0
Other | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1	(2)
Other | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0
Other | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	$ 0	$ 2